Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts (Tables) [Abstract]
Valuation And Qualifying Accounts

				Thousands of
	Millions of yen			U.S. dollars
Allowance for doubtful receivables	2011	2010	2009	2011
Balance at beginning of fiscal period	¥14,941	¥15,330	¥11,470	$180,012
Additions
Charged to costs and expenses	5,307	7,457	7,091	63,940
Charged to other accounts	1,068	957	23	12,867
Deductions	5,523	8,803	3,254	66,542

Balance at end of fiscal period	¥15,793	¥14,941	¥15,330	$190,277

				Thousands of
	Millions of yen			U.S. dollars
Valuation allowance for deferred tax assets	2011	2010	2009	2011
Balance at beginning of fiscal period	¥49,081	¥31,420	¥22,435	$591,337
Additions
Charged to costs and expenses	7,596	21,784	19,784	91,518
Charged to other accounts	—	8	587	—
Deductions	19,987	4,131	11,386	240,807

Balance at end of fiscal period	¥36,690	¥49,081	¥31,420	$442,048